SECURITIES & EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                    Securities Act of 1933 File No. 2-65242
                Investment Company Act of 1940 File No. 811-2941
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

     PRE-EFFECTIVE AMENDMENT NO.___        / /

     POST-EFFECTIVE AMENDMENT NO. 21       /X/

            and/or

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940    / /

         AMENDMENT NO. ___                / /

         COMPOSITE CASH MANAGEMENT COMPANY
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(Exact name of Registrant as specified in Charter)

601 West Main Avenue, Suite 801, Spokane, WA  99201
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     (Address of principal executive offices)

               1-509-353-3486
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Registrant's telephone number, including area code

JOHN T. WEST, CORPORATE SECRETARY
Composite Group of Funds
601 West Main Avenue, Suite 801, Spokane, WA  99201
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     (Name and address of Agent for service)

Approximate Date of Proposed Public Offering         October 27, 1995

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date), pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(i) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(ii) of Rule 485 / / on (date) pursuant to paragraph (a)(ii) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Indefinite amount has been registered pursuant to Rule 24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on January 23, 1995.

                        SECURITIES & EXCHANGE COMMISSION
                                WASHINGTON, D.C.


For the registration under the Securities Act of 1933 of shares of Composite Cash Management Company, an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units): Additional 10,426,203 shares of common stock of Composite Cash Management Company.

B. Proposed aggregate offering price to the public of the shares being registered: $10,426,203 based on the offering price of $1.00 per share at October 25, 1995. (1)

C.    Amount of filing fee pursuant to Rule 24e-2:  $100




(1) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of shares of Composite Cash Management Company. sold during the previous fiscal year ended December 31, 1994 was 450,375,261. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 460,801,464 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 10,426,203.

                                   SIGNATURES
                                   FORM N-1A

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly
authorized,   in   the   City   of   Spokane,    and   State   of Washington
on the 26th day of September, 1995.

                                        COMPOSITE CASH MANAGEMENT CO.
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                                                 Registrant
[SEAL]
                                          By:/s/ William G. Papesh
                                             ------------------------
ATTEST:                                         William G. Papesh
/s/ John T. West                                     President
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John T. West, CPA                            /s/ Monte D. Calvin
Secretary                                    ------------------------
                                               Monte D. Calvin, CPA
                                           Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the date indicated:

/s/Wayne L. Attwood      September 26, 1995
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Wayne L. Attwood, Director     (Date)

/s/ Kristianne Blake     September 26, 1995
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Kristianne Blake, Director     (Date)

/s/ Edwin J. McWilliams  September 26, 1995
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Edwin J. McWilliams, Director  (Date)

/s/ Michael K. Murphy    September 26, 1995
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Michael K. Murphy, Director    (Date)

/s/ William G. Papesh    September 26, 1995
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William G. Papesh, Director    (Date)

/s/ Jay Rockey           September 26, 1995
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Jay Rockey, Director           (Date)

/s/ Leland J. Sahlin     September 26, 1995
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Leland J. Sahlin, Director     (Date)

/s/ Richard C. Yancey    September 26, 1995
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Richard C. Yancey, Director    (Date)